CONDENSED INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 6,389,287	$ 36,042,090
Accounts receivable (Note 5)	6,127,241	3,579,271
Biological assets (Note 6)	1,175,772	1,088,528
Inventory (Note 7)	16,352,471	6,772,525
Prepaid expenses	1,198,629	1,326,780
Due from related parties (Note 11)	14,107,154	14,973,749
Total current assets	45,350,554	63,782,943
Plant and equipment (Note 8)	41,776,544	16,965,989
Plant under construction	7,687,178	10,310,229
Deposits on materials and equipment	605,877	981,832
Refundable deposits	196,391	2,196,391
Intangible assets (Note 9)	90,337,299	86,612,636
Right-of-use assets (Note 20)	5,850,117	0
Goodwill	169,323	169,323
Long-term investment	78,523	282,509
Investment in joint venture (Note 10)	70,050,243	25,660,842
Total non-current assets	216,751,495	143,179,751
TOTAL ASSETS	262,102,049	206,962,694
Current liabilities
Accounts payable and accrued liabilities	15,129,034	9,634,464
Current portion of long-term debt	0	2,503,064
Deferred payment (Note 4)	7,323,922	22,226,565
Payable to joint venture (Note 10)	10,010,000	0
Due to related parties (Note 11)	7,437,469	1,806,393
Total current liabilities	39,900,425	36,170,486
Lease liability (Note 20)	6,140,609	0
Convertible Debenture (Note 12)	21,383,086	0
Deferred income tax liability	293,886	293,886
TOTAL LIABILITIES	67,718,006	36,464,372
SHAREHOLDERS' EQUITY
Share capital (Note 13)	234,221,649	204,791,733
Warrants (Note 14)	6,150,876	4,360,000
Convertible Debt Reserves (Note 12)	382,626	0
Contributed surplus	23,444,070	14,202,536
Accumulated deficit	(74,026,516)	(52,855,947)
TOTAL SHAREHOLDERS' EQUITY	190,172,705	170,498,322
Non-controlling interest	4,211,338	0
TOTAL LIABILITIES AND EQUITY	$ 262,102,049	$ 206,962,694